INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES
Schedule of income tax expense (benefit)

        The following is a summary of U.S. and non-U.S. provisions for current and deferred income taxes (dollars in millions):

	Year ended December 31,
	2015	2014	2013
Income tax expense (benefit):
U.S.
Current	$46	$43	41
Deferred	21	(1)	124
Non-U.S.
Current	24	48	42
Deferred	(46)	(47)	(70)

Total	$45	$43	$137

Schedule of reconciliation of the differences between the U.S. federal income taxes at the U.S. statutory rate to total provision for income taxes

        The following schedule reconciles the differences between the U.S. federal income taxes at the U.S. statutory rate to our provision for income taxes (dollars in millions):

	Year ended December 31,
	2015	2014	2013
Income from continuing operations before income taxes	$176	$409	$289

Expected tax expense at U.S. statutory rate of 35%	$62	$143	$101
Change resulting from:
State tax expense net of federal benefit	(3)	10	11
Non-U.S. tax rate differentials	4	(7)	10
Effects of non-U.S. operations	(5)	4	3
U.S. domestic manufacturing deduction	(7)	(13)	(14)
Currency exchange gains and losses	(58)	(7)	14
Effect of tax holidays	(6)	—	—
U.S. foreign tax credits, net of associated income and taxes	(22)	(2)	(86)
Tax benefit of losses with valuation allowances as a result of other comprehensive income	(3)	(7)	(22)
Tax authority audits and dispute resolutions	10	3	9
Change in valuation allowance	74	(88)	108
Other, net	(1)	7	3

Total income tax expense	$45	$43	$137

Schedule of components of income (loss) from continuing operations before income taxes

        The components of income (loss) from continuing operations before income taxes were as follows (dollars in millions):

	Year ended December 31,
	2015	2014	2013
U.S.	$243	$436	$429
Non-U.S.	(67)	(27)	(140)

Total	$176	$409	$289

Schedule of components of deferred income tax assets and liabilities

        Components of deferred income tax assets and liabilities were as follows (dollars in millions):

	December 31,
	2014	2014
Deferred income tax assets:
Net operating loss and AMT credit carryforwards	$871	$874
Pension and other employee compensation	278	311
Property, plant and equipment	103	118
Intangible assets	131	46
Foreign tax credits	14	17
Other, net	100	100

Total	$1,497	$1,466

Deferred income tax liabilities:
Property, plant and equipment	$(573)	$(535)
Pension and other employee compensation	(8)	(2)
Other, net	(128)	(103)

Total	$(709)	$(640)

Net deferred tax asset before valuation allowance	$788	$826
Valuation allowance—net operating losses and other	(788)	(707)

Net deferred tax asset	$—	$119

Current deferred tax asset	$—	$62
Current deferred tax liability	—	(52)
Non-current deferred tax asset	418	435
Non-current deferred tax liability	(418)	(326)

Net deferred tax asset	$—	$119

Schedule of changes in valuation allowance

        The following is a summary of changes in the valuation allowance (dollars in millions):

	2015	2014	2013
Valuation allowance as of January 1	$707	$832	$745
Valuation allowance as of December 31	788	707	832

Net (increase) decrease	(81)	125	(87)
Foreign currency movements	(22)	(49)	16
(Decrease) increase to deferred tax assets with no impact on operating tax expense, including an offsetting (decrease) increase to valuation allowances	29	12	(37)

Change in valuation allowance per rate reconciliation	$(74)	$88	$(108)

Components of change in valuation allowance affecting tax expense:
Pre-tax losses in jurisdictions with valuation allowances resulting in no tax expense or benefit	$(41)	$(31)	$(18)
Releases of valuation allowances in various jurisdictions	3	122	16
Establishments of valuation allowances in various jurisdictions	(36)	(3)	(106)

Change in valuation allowance per rate reconciliation	$(74)	$88	$(108)

Schedule of reconciliation of unrecognized tax benefits

        The following is a reconciliation of our unrecognized tax benefits (dollars in millions):

	2015	2014
Unrecognized tax benefits as of January 1	$68	$96
Gross increases and decreases—tax positions taken during a prior period	3	(18)
Gross increases and decreases—tax positions taken during the current period	5	1
Decreases related to settlements of amounts due to tax authorities	(2)	(5)
Reductions resulting from the lapse of statutes of limitation	(8)	(2)
Foreign currency movements	(4)	(4)

Unrecognized tax benefits as of December 31	$62	$68

Schedule of interest and penalties accrued related to unrecognized tax benefits included in the income tax expense

	Year ended December 31,
	2015	2014	2013
Interest expense included in tax expense	$(9)	$2	$2
Penalties expense included in tax expense	—	—	(1)

	December 31,
	2015	2014
Accrued liability for interest	$4	$14
Accrued liability for penalties	—	—

Summary of the tax years that remain subject to examination by major tax jurisdictions

Tax Jurisdiction	Open Tax Years
China	2011 and later
France	2002 and later
India	2004 and later
Italy	2010 and later
Malaysia	2003 and later
Switzerland	2009 and later
The Netherlands	2010 and later
United Kingdom	2012 and later
United States federal	2009 and later